UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21940

EIP Investment Trust
 (Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
 (Address of principal executive offices) (Zip code)

Linda Longville
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
 (Name and address of agent for service)

203-349-8232
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2018, through June 30, 2018

Item 1. Reports to Stockholders.

 EIP Growth and Income Fund
June 30, 2018 Semi-Annual Report

EIP Growth and Income Fund

This report is provided for the general information of the shareholders of the EIP Growth & Income Fund.  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

EIP Growth and Income Fund

To Our Shareholders:

I am pleased to submit this Semi-Annual Report for the EIP Growth and Income Fund (the “Fund”) for the six months ended June 30, 2018. For the six months ended June 30, 2018, the Fund’s total return as measured by the Class I shares was -4.90%.  The performance data quoted represents past performance and is no indication of future performance. Investment return and principal value will fluctuate so that investor shares when redeemed may be worth more or less than their original costs; and the current performance may be lower or higher than the performance quoted. Please call 1-844-766-8694.

The Fund seeks to provide a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund seeks low volatility. The Fund pursues its objectives by investing mainly in a diversified portfolio of equity securities of issuers in the energy industry (“Energy Companies”) that seek to pay out all or most of their available free cash flow (“High Payout Energy Companies”). The Fund may achieve a substantial portion of its exposure to Energy Companies by entering into swap agreements and futures with respect to securities of Energy Companies. The Fund may also invest in a portfolio of investment-grade corporate bonds and obligations of the U.S. government and its agencies. The types of companies the Fund invests in include: (1) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (2) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates (such as I-Shares or i-units), (3) U.S. and Canadian energy yield corporations (“Yieldcos”), (4) U.S. and Canadian natural gas and electric utilities, and (5) other energy-related corporations with dividend policies similar to those of High Payout Energy Companies in (1) and (2) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources. The Fund concentrates its investments in the Energy Industry, and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries. The Fund may also use leverage. Leverage may be achieved by taking short positions as described in the prospectus or through the swaps and futures. The Fund typically uses leverage for any purpose consistent with its investment objective, including in an attempt to enhance returns.

Benchmarks:

We believe the following benchmarks provide appropriate comparisons of the Fund’s performance:

Total Return
1/1/18 –
6/30/18
EIP Growth and Income Fund – Class I	-4.90%
EIP Growth and Income Fund – Investor Class	-5.07%
S&P 500 Total Return Index	2.65%
Wells Fargo Midstream MLP
Total Return Index	0.46%
Alerian MLP Total Return Index	-0.63%

S&P 500 Index. The S&P 500 Index is a capitalization weighted index of 500 stocks. This Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Wells Fargo Midstream MLP Total Return Index (WCHWMIDT). The WCHWMIDT consists of 53 energy MLPs as of June 30, 2018 and represents the midstream sub-sector of the Wells Fargo MLP Composite Index.

Alerian MLP Total Return Index (AMZX). The AMZX is a composite of the most prominent energy master limited partnerships calculated by Standard & Poor’s using a float adjusted market capitalization methodology on a total return basis.

The Fund underperformed the AMZX for the first six months of 2018. While in the short term, market share price appreciation can be volatile, we believe that over the long-term share price appreciation will approximate growth in per share quarterly cash distributions paid by companies.  Over the last 12 months, the per-share cash distributions of energy-related MLPs has declined approximately 1.0% (Source: Alerian Capital Management, EIP Calculations). This compares to the weighted average distribution growth of approximately 7.9% for the Fund based on holdings as of June 30, 2018 (Source: Bloomberg, EIP Calculations).  We believe the MLP structure and a high payout ratio is only suitable for a narrow set of long-lived assets that have stable non-cyclical cash flows, such as regulated pipelines or other infrastructure assets that are legal or natural monopolies.  While we believe this approach leads to a portfolio of companies at the blue-chip end of the spectrum with less volatility and higher growth, regulated pipelines owned by MLPs underperformed the Alerian MLP Total Return Index during the first six months of the year following a revised policy statement by the Federal Energy Regulatory Commission (FERC).  On March 15, 2018, the FERC issued a revised policy statement (the “Revised Policy Statement”) that puts regulated assets at a relative

EIP Growth and Income Fund

disadvantage if held in the MLP structure.  The Revised Policy Statement no longer allows MLPs to include a provision for income tax expense when calculating pipeline tariffs based on cost-of-service rates.  The ruling reverses nearly 20 years of FERC policy and judicial deference that ultimately treated taxes paid by MLP unitholders on MLP income as a cost that should be recovered in tariffs, just as a taxable corporation can recover its tax expense. We believe the Revised Policy Statement adds to the growing list of factors that will drive many midstream MLPs to convert to taxable C-corporations. This is a trend that is already underway as a number of C-corporation parents have acquired their subsidiary MLP, while other MLPs have recently chosen to simply convert to a taxable corporation on their own.

Industry Review

Many of the assets held by MLPs were originally constructed decades ago by pipeline and power utilities.  When the U.S. deregulated much of the energy industry, these utilities became cyclical commodity companies with too much debt and the resulting financial stress caused divestment of their pipeline assets to the MLP space that was trading at higher valuations.  The reverse trend is happening today.  Corporate consolidations and simplifications are part of that trend. Corporate simplifications involving pipeline companies and their associated MLPs began late in 2014 and are continuing in 2018. These simplifications involve the acquisition of the subsidiary MLP by the C-corporation parent as well as MLPs choosing to become taxable corporations.  As we state above, this trend appears likely to continue following the Revised Policy Statement.

While MLPs represented a way for the industry to lower its cost of financing between 2004 through 2014, the severe correction in the price of crude oil in 2014 caused a collapse in MLP valuations as much of the Alerian MLP Index had become exposed to commodity prices between 2004 and 2014.  MLP distribution cuts and even some bankruptcies followed.  From 4Q14 to 2Q18, about 44% of the MLPs in the Alerian MLP Index have cut or eliminated their dividends. (Source: Alerian, Bloomberg L.P., FactSet Research Systems Inc.) Now, MLPs in the Alerian MLP Index trade at valuations that are about 43% lower than 2014, while the valuation multiples of non-MLP energy infrastructure companies like utilities have risen. (Source: Alerian, Bloomberg L.P., FactSet Research Systems Inc.)  MLPs are now in many cases a higher-cost way of financing these industries; the reverse of the conditions that led to the growth of the asset class in the early part of the last decade.  As a result, we are now witnessing the consolidation or simplification of corporate structures where the MLP sleeve of capital is being eliminated when it no longer reduces a company’s cost of equity financing.

While some stand-alone pipeline companies are now seeking a lower cost of financing outside of the MLP structure, some cyclical companies continue to use the MLP structure to finance non-cyclical assets through sponsored entities.  In most cases these sponsored entities formed as MLPs still trade at higher multiples compared to companies in cyclical industries such as refining, oil and gas production, and petrochemicals.  Therefore, some of these cyclical energy companies still have an opportunity to lower their financing costs by divesting stable assets such as pipelines and related storage facilities to an MLP subsidiary as a method to reduce the overall company’s cost of equity financing.  The number and size of these sponsored entities has continued to grow with IPOs in 2018, while the number of stand-alone MLPs is declining. (Source: U.S. Capital Advisors) Whether from the perspective of a diversified energy company seeking to lower its overall financing costs or the energy industry in its entirety, it is fair to say that MLPs are created when they lower the cost of equity financing and eliminated when they don’t.

The history of the pipeline utility industry moves in very long cycles and the cycle that saw most of US pipeline assets move to the MLP space due to the MLP being a superior financing tool is reversing.  We believe the investment merits of owning these assets (stable, slow-growing earnings with a high dividend payout ratio) has not changed.  The Fund continues to seek to invest primarily in energy infrastructure companies including MLPs with mostly non-cyclical cash flows, investment-grade ratings, conservative balance sheets, modest and/or flexible organic growth commitments and liquidity on their revolving lines of credit. Non-cyclical cash flows are, in our opinion, a good fit with a steady anticipated dividend distribution that is meant to be most or all of an energy infrastructure company’s free cash flow.

Fund Updates

Effective April 29, 2018, the Fund’s manager has agreed to waive it’s management fee and/or reimburse Fund expenses so that the Fund’s total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees or fees under the Administrative Services Plan; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) will now not exceed 1.25% of average daily net assets through April 29, 2019.

Sincerely,

James Murchie President
EIP Growth and Income Fund

EIP Growth and Income Fund

The views expressed in this commentary reflect those of the Fund’s portfolio management team as of June 30, 2018. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or ad-vice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable but is not guaranteed by the Fund as to its accuracy or completeness. Past performance is not indicative of future results. Performance information provided above assumes the reinvestment of interest, dividends and other earnings. There is no assurance that the Fund’s investment objectives will be achieved.

The fund’s investment objective, risks, charges and expenses must be considered carefully before investing. The statutory prospectus may be obtained by calling (203) 349-8232 or emailing ir@eipinvestments.com and should be read carefully before investing as it contains this and other important information about the fund.

Mutual fund investing involves risks including loss of your entire investment. Because the Fund concentrates its investments in the Energy Industry, the Fund is subject to greater risk of loss as a result of adverse economic, business or other developments affecting industries within that sector than if its investments were more diversified across different industries. Energy Companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. Federal Income tax purposes. If an MLP is deemed to be a corporation then its income would be subject to federal taxation, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value. Investments in Non-U.S. companies (including Canadian issuers) are subject to risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risk and market practices, as well as fluctuations in foreign currencies. The Fund invests in Small and Mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund may invest in Fixed Income securities which typically decrease in value when interest rates rise, this risk is usually greater for longer-term debt securities. Investment in Lower-rated and Non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may engage in Short Sales which are speculative and more risky than long positions (purchases) in securities because there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs and may result in higher taxes. The Fund’s use of Derivatives could lead to substantial volatility and losses. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s initial investment in the derivative instrument. As a result, these derivatives may magnify or otherwise increase losses to the Fund. Derivative instruments may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations to the Fund. The Fund’s use of leverage, via short sales or derivatives, may cause volatility in returns as it typically magnifies both gains and losses. When the Fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the Fund. This is not a complete outline of the risks involved in investing in the Fund. Investors are encouraged to read the prospectus carefully prior to investing.

EIP Growth and Income Fund

June 30, 2018
Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Incurred During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Incurred
	01/01/18	06/30/18	Expense Ratio	During Period(1)
Class I
Actual	$1,000.00	$ 951.00	3.36%	$16.25
Hypothetical(2)	$1,000.00	$1,008.13	3.36%	$16.73

Investor Class
Actual	$1,000.00	$ 949.30	3.78%	$18.27
Hypothetical(2)	$1,000.00	$1,006.05	3.78%	$18.80

(1)
Expenses are equal to the annualized expense ratio for the share class indicated, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent one-half year period.

(2)	Hypothetical assumes 5% annual return before expenses.

EIP Growth and Income Fund

June 30, 2018

Schedule of Investments (unaudited)

% of Total Investments. The chart shows the Fund’s current allocation as a percentage of the Fund’s total investments, and excludes exposure through derivative instruments. These percentages may vary from those shown in the Schedule of Investments, which are based on the Fund’s net assets.  Holdings and allocations may vary over time.

Shares		Value

MASTER LIMITED PARTNERSHIPS – 36.94%

	Consumer Cyclicals – 3.07%
41,160	AmeriGas Partners, LP	$1,737,775
53,710	Westlake Chemical Partners, LP	1,315,895
		3,053,670

	Energy – 33.87%
9,590	Alliance Resource Partners, LP	175,977
46,402	BP Midstream Partners, LP	973,978
53,140	Energy Transfer Equity, LP	916,665
41,450	Energy Transfer Partners, LP	789,208
209,028	Enterprise Products Partners, LP	5,783,805
41,520	EQT Midstream Partners, LP	2,142,017
101,378	Holly Energy Partners, LP	2,864,942
70,840	Magellan Midstream Partners, LP	4,893,627
6,910	MPLX, LP	235,907
78,560	NextEra Energy Partners, LP (a)	3,666,395
53,050	Phillips 66 Partners, LP	2,708,733
64,360	Plains All American Pipeline, LP	1,521,470
41,340	Shell Midstream Partners, LP	916,921
57,514	Spectra Energy Partners, LP	2,037,146
111,475	TC PipeLines, LP	2,892,776
13,840	TransMontaigne Partners, LP	509,866
5,880	Valero Energy Partners, LP	223,852
8,510	Western Gas Equity Partners, LP	304,233
3,080	Western Gas Partners, LP	149,041
		33,706,559
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $38,845,087)	36,760,229

UNITED STATES COMMON STOCKS – 42.76%

	Energy – 20.37%
536,609	Enbridge Energy Management, LLC (b)	5,505,606
15,830	Enbridge, Inc.	564,973
19,800	EQT Corp.	1,092,564
97,230	Kinder Morgan, Inc.	1,718,054
44,612	ONEOK, Inc.	3,115,256
10,170	Targa Resources Corp.	503,313
91,430	The Williams Companies, Inc.	2,478,667
122,430	TransCanada Corp.	5,288,976
		20,267,409

	Financial – 0.53%
4,200	CorEnergy Infrastructure
	Trust, Inc., REIT	157,920
16,620	InfraREIT, Inc., REIT	368,466
		526,386

	Utilities – 21.86%
17,370	Alliant Energy Corp.	735,098
26,640	American Electric Power Co., Inc.	1,844,820
27,230	CMS Energy Corp.	1,287,434
15,850	Duke Energy Corp.	1,253,418
3,040	Edison International	192,341
8,570	Eversource Energy	502,288
82,870	Exelon Corp.	3,530,262
27,409	National Grid PLC, Sponsored ADR	1,530,793
14,670	NextEra Energy, Inc.	2,450,330
26,530	NiSource, Inc.	697,208
22,570	PPL Corp.	644,373
62,420	Public Service Enterprise Group, Inc.	3,379,419
21,010	The Southern Co.	972,973
20,270	UGI Corp.	1,055,459
15,500	WEC Energy Group, Inc.	1,002,075
14,670	Xcel Energy, Inc.	670,126
		21,748,417

	TOTAL UNITED STATES COMMON STOCKS
	(Cost $43,613,291)	42,542,212

CANADIAN COMMON STOCKS – 9.77%

	Energy – 2.51%
52,690	Inter Pipeline Ltd.	987,549
54,130	Keyera Corp.	1,506,162
		2,493,711

	Utilities – 7.26%
25,580	Atco Ltd., Class I	789,591
32,130	Canadian Utilities Ltd., Class A	811,407
58,180	Emera, Inc.	1,894,119
67,150	Enbridge Income Fund Holdings, Inc.	1,646,762
44,930	Fortis, Inc.	1,436,092
42,510	Hydro One Ltd.	648,006
		7,225,977

	TOTAL CANADIAN COMMON STOCKS
	(Cost $10,051,797)	9,719,688

HONG KONG COMMON STOCKS – 1.91%

	Energy – 0.76%
105,670	Power Assets Holdings, Ltd.,
	Sponsored ADR	756,597

	Industrial – 1.15%
30,930	Cheung Kong Infrastructure
	Holdings Ltd., ADR	1,147,039

	TOTAL HONG KONG COMMON STOCKS
	(Cost $2,184,917)	1,903,636

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2018
Schedule of Investments (unaudited) – continued

Par Value		Value

UNITED STATES TREASURY OBLIGATIONS – 45.30%

	United States Treasury Notes – 45.30%
$46,000,000	1.750%, 12/31/2020 (c)	$45,074,609
	TOTAL UNITED STATES TREASURY
	OBLIGATIONS (Cost $45,685,733)	45,074,609

Shares

SHORT TERM INVESTMENTS – 3.92%

	Money Market Funds – 3.92%
3,905,150	First American Treasury Obligations, Class Z,
	Effective Yield, 1.75% (d)	3,905,150
	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,905,150)	3,905,150
Total Investments in Securities
(Cost $144,285,975) – 140.60%		139,905,524
Liabilities in Excess of Other Assets – (40.60)%		(40,397,474)
NET ASSETS – 100.00%		$99,508,050

Percentages are stated as a percent of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short.
(d)	Seven-day yield as of June 30, 2018.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Schedule of Securities Sold Short (unaudited)

The amount of $150,000 in cash was segregated with the custodian to cover the following security sold short at June 30, 2018:

BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Par Value		Value

UNITED STATES TREASURY OBLIGATIONS – (45.21)%

	United States Treasury Notes – (45.21)%
$46,000,000	2.000%, 12/31/2021	$44,985,664
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $45,726,970)	$44,985,664

Schedule of Total Return Swaps (unaudited)

The amount of $2,265,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at June 30, 2018:

Pay/Receive							Unrealized
Total Return on	Long Total Return		Payment		Expiration	Notional	Appreciation
Reference Entity	Equity Swaps	Financing Rate	Frequency	Counterparty	Date	Amount(1)	(Depreciation)(2)
Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	09/19/2018	$810	$42

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	09/20/2018	1,621	85

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	10/17/2018	4,052	212

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	11/19/2018	8,105	424

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	12/19/2018	73,756	3,862

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	01/17/2019	17,020	891

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	02/20/2019	42,145	2,205

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	03/19/2019	12,157	637

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2018

Schedule of Total Return Swaps (unaudited) - continued

Pay/Receive							Unrealized
Total Return on	Long Total Return		Payment		Expiration	Notional	Appreciation
Reference Entity	Equity Swaps	Financing Rate	Frequency	Counterparty	Date	Amount(1)	(Depreciation)(2)
Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	04/17/2019	$32,420	$1,697

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	9,726	509

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	109,417	5,726

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	8,915	466

Receive	American Water	1 month LIBOR +		BNP Paribas Prime
	Works Co., Inc.	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	15,455	752

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	12/19/2018	128,449	4,820

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	01/17/2019	34,715	1,302

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	02/20/2019	98,941	3,712

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	03/19/2019	26,038	975

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	04/17/2019	69,432	2,605

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	21,698	815

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	75,509	2,832

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	13,019	486

Receive	Atmos Energy	1 month LIBOR +		BNP Paribas Prime
	Corp.	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	21,768	745

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	12/19/2018	114,988	6,973

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	01/17/2019	35,556	2,157

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	02/20/2019	102,128	6,194

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	03/19/2019	26,477	1,607

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	04/17/2019	68,085	4,130

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	26,477	1,607

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	82,457	5,000

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	13,617	826

Receive	Chesapeake	1 month LIBOR +		BNP Paribas Prime
	Utilities Corp.	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	22,084	1,164

Receive	Energy Transfer	1 month LIBOR +		BNP Paribas Prime
	Equity, LP	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	260,064	476

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund
June 30, 2018
Schedule of Total Return Swaps (unaudited) - continued

Pay/Receive							Unrealized
Total Return on	Long Total Return		Payment		Expiration	Notional	Appreciation
Reference Entity	Equity Swaps	Financing Rate	Frequency	Counterparty	Date	Amount(1)	(Depreciation)(2)
Receive	Energy Transfer	1 month LIBOR +		BNP Paribas Prime
	Equity, LP	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	$12,199	$36

Receive	Energy Transfer	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	279,569	8,015

Receive	Energy Transfer	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	13,182	323

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	09/19/2018	1,767	76

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	09/20/2018	2,650	114

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	10/17/2018	7,951	342

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	12/19/2018	99,825	4,298

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	01/17/2019	23,851	1,027

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	02/20/2019	73,322	3,157

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	03/19/2019	17,668	760

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	04/17/2019	53,004	2,283

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	05/17/2019	20,318	874

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	06/19/2019	176,679	7,608

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	07/17/2019	13,251	570

Receive	IDACORP, Inc.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	08/19/2019	23,090	868

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	09/19/2018	4,360	229

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	09/20/2018	5,870	309

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	10/17/2018	17,441	917

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	11/19/2018	33,540	1,764

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	12/19/2018	285,091	14,993

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	01/17/2019	65,739	3,457

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	02/20/2019	181,284	9,534

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	03/19/2019	49,303	2,592

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	04/17/2019	182,793	9,613

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2018
Schedule of Total Return Swaps (unaudited) – continued

Pay/Receive							Unrealized
Total Return on	Long Total Return		Payment		Expiration	Notional	Appreciation
Reference Entity	Equity Swaps	Financing Rate	Frequency	Counterparty	Date	Amount(1)	(Depreciation)(2)
Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	$496,727	$26,123

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	473,586	24,906

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	51,819	2,725

Receive	Kinder	1 month LIBOR +		BNP Paribas Prime
	Morgan, Inc.	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	87,944	4,026

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	09/19/2018	2,972	177

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	09/20/2018	3,820	228

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	10/17/2018	11,038	657

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	11/19/2018	21,225	1,263

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	12/19/2018	178,715	10,638

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	01/17/2019	41,600	2,477

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	02/20/2019	114,615	6,822

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	03/19/2019	30,989	1,844

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	04/17/2019	84,900	5,053

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	30,140	1,795

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	273,378	16,274

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	22,923	1,364

Receive	New Jersey	1 month LIBOR +		BNP Paribas Prime
	Resources Corp.	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	38,894	1,987

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	09/19/2018	1,540	(10)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	09/20/2018	1,540	(10)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	10/17/2018	5,134	(33)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	11/19/2018	10,268	(67)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	12/19/2018	84,711	(553)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	01/17/2019	19,509	(127)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	02/20/2019	58,528	(383)

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2018
Schedule of Total Return Swaps (unaudited) – continued

Pay/Receive							Unrealized
Total Return on	Long Total Return		Payment		Expiration	Notional	Appreciation
Reference Entity	Equity Swaps	Financing Rate	Frequency	Counterparty	Date	Amount(1)	(Depreciation)(2)
Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	03/19/2019	$14,889	$(97)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	04/17/2019	41,072	(268)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	79,577	(521)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	65,715	(429)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	11,295	(74)

Receive	Phillips 66	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	18,469	(106)

Receive	PPL Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	05/17/2019	414,324	28,317

Receive	PPL Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	06/19/2019	83,677	5,721

Receive	PPL Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	07/17/2019	14,623	1,001

Receive	PPL Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	08/19/2019	24,403	1,267

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	12/19/2018	67,146	2,985

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	01/17/2019	96,243	4,277

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	02/20/2019	251,797	11,193
Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	03/19/2019	26,858	1,194

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	04/17/2019	100,719	4,477

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	05/17/2019	39,169	1,742

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	06/19/2019	162,270	7,215

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	07/17/2019	26,858	1,195

Receive	Sempra Energy	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	08/19/2019	35,884	1,522

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	09/19/2018	2,428	9

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	09/20/2018	3,090	12

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	10/17/2018	9,490	37

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	11/19/2018	17,656	69

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	12/19/2018	157,360	615

See accompanying Notes to Financial Statements.

June 30, 2018
Schedule of Total Return Swaps (unaudited) – continued

Pay/Receive							Unrealized
Total Return on	Long Total Return		Payment		Expiration	Notional	Appreciation
Reference Entity	Equity Swaps	Financing Rate	Frequency	Counterparty	Date	Amount(1)	(Depreciation)(2)
Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	01/17/2019	$36,195	$141

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	02/20/2019	100,860	394

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	03/19/2019	26,925	105

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	04/17/2019	72,831	284

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	24,056	94

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	1,018,530	3,978

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	42,374	166

Receive	Shell Midstream	1 month LIBOR +		BNP Paribas Prime
	Partners, LP	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	71,539	249

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	07/19/2018	133,290	5,496

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	09/19/2018	2,666	110

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	09/20/2018	3,554	146

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	10/17/2018	10,219	422

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	11/19/2018	17,772	733

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	12/19/2018	164,391	6,779

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	01/17/2019	38,654	1,593

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	02/20/2019	110,631	4,562

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	03/19/2019	28,880	1,192

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	04/17/2019	79,974	3,298

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	05/17/2019	26,658	1,099

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	06/19/2019	124,849	5,148

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	07/17/2019	21,327	879

Receive	The Southern Co.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	08/19/2019	36,053	1,421

Receive	TC PipeLines, LP	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	06/19/2019	174,428	10,588

Receive	TC PipeLines, LP	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	07/17/2019	5,133	311

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2018
Schedule of Total Return Swaps (unaudited) – continued

Pay/Receive							Unrealized
Total Return on	Long Total Return		Payment		Expiration	Notional	Appreciation
Reference Entity	Equity Swaps	Financing Rate	Frequency	Counterparty	Date	Amount(1)	(Depreciation)(2)
Receive	TC PipeLines, LP	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	08/19/2019	$8,589	$484

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	09/19/2018	1,991	100

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	09/20/2018	2,986	151

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	10/17/2018	7,963	400

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	11/19/2018	14,931	752

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	12/19/2018	128,904	6,490

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	01/17/2019	30,359	1,530

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	02/20/2019	78,139	3,935

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	03/19/2019	22,395	1,128

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	04/17/2019	59,724	3,008

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	05/17/2019	18,415	927

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	06/19/2019	200,074	10,074

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	07/17/2019	16,424	827

Receive	UGI Corp.	1 month LIBOR +		BNP Paribas Prime
		90 basis points	Monthly	Brokerage, Inc.	08/19/2019	27,449	1,275

Receive	The Williams	1 month LIBOR +		BNP Paribas Prime
	Companies, Inc.	90 basis points	Monthly	Brokerage, Inc.	05/17/2019	1,282,827	37,113

Receive	The Williams	1 month LIBOR +		BNP Paribas Prime
	Companies, Inc.	90 basis points	Monthly	Brokerage, Inc.	06/19/2019	259,232	7,305

Receive	The Williams	1 month LIBOR +		BNP Paribas Prime
	Companies, Inc.	90 basis points	Monthly	Brokerage, Inc.	07/17/2019	36,270	1,022

Receive	The Williams	1 month LIBOR +		BNP Paribas Prime
	Companies, Inc.	90 basis points	Monthly	Brokerage, Inc.	08/19/2019	75,007	824

						$11,775,843	$444,755

(1)	The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2)	Amounts include $33,615 of net dividends and financing costs.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2018
Statement of Assets and Liabilities (unaudited)

ASSETS:
Investments, at value (cost $144,285,975)	$139,905,524
Restricted cash for securities sold short	150,000
Restricted cash for swaps	2,265,000
Deposit with broker for securities sold short	1,721,802
Appreciation on swaps (premium paid $0)	447,433
Receivables:
Investment securities sold	17,308,684
Dividends	157,502
Fund shares sold	99,300
Prepaid expenses	33,374
Total assets	162,088,619

LIABILITIES:
Depreciation on swaps (premium received $0)	2,678
Securities sold short (proceeds $45,726,970)	44,985,664
Payables:
Investment securities purchased	17,352,720
Professional fees	83,178
Interest on securities sold short	58,915
Investment advisory fees (Note 3)	53,119
Accounting and administration fees (Note 3)	18,923
Printing expense	5,060
Distribution (12b-1) and service fees	718
Custodian fees	338
Other accrued expenses	19,256
Total liabilities	62,580,569
NET ASSETS	$99,508,050

NET ASSETS CONSIST OF:
Par value ($0.01 per share)	$68,766
Paid-in capital	115,755,355
Accumulated net investment loss	(75,563)
Accumulated net realized loss	(13,047,212)
Net unrealized appreciation (depreciation) on:
Investments	(4,379,357)
Securities sold short	741,306
Swaps	444,755
Total Net Assets	$99,508,050

Class I
Shares outstanding (unlimited number of shares authorized)	6,853,225
Net Assets	99,169,666
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$14.47

Investor Class
Shares outstanding (unlimited number of shares authorized)	23,415
Net Assets	338,384
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$14.45

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$885,707
Less: foreign taxes withheld	(64,792)
Interest	436,354
Total investment income	1,257,269

EXPENSES:
Interest expenses	738,788
Investment advisory fees (Note 3)	377,022
Professional fees	76,374
Accounting and administration fees (Note 3)	58,922
Transfer agent fees (Note 3)	27,604
Trustees fees and related expenses (Note 3)	25,159
Federal and state registration fees	23,740
Compliance fees	16,651
Insurance expense	16,201
Custodian fees	13,597
Printing expenses	4,526
Distribution (12b-1) and service fees	562
Miscellaneous expenses	474
Total expenses	1,379,620
Expense reimbursement by Advisor (Note 3)	(114,974)
Net expenses	1,264,646
NET INVESTMENT LOSS	(7,377)

NET REALIZED AND UNREALIZED LOSS
NET REALIZED GAIN/(LOSS) ON:
Investments	2,297,628
Swaps	(215,358)
Foreign currency transactions	(18,398)
Net realized gain/(loss)	2,063,872
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(5,237,173)
Securities sold short	487,788
Swaps	513,945
Net change in unrealized appreciation/depreciation	(4,235,440)
NET REALIZED AND UNREALIZED LOSS	(2,171,568)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,178,945)

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2018	Year Ended
	(unaudited)	December 31, 2017
OPERATIONS:
Net investment loss	$(7,377)	$(294,457)
Net realized gain on investments, swaps and foreign currency transactions	2,063,872	24,222
Net change in unrealized appreciation/depreciation on investments,
securities sold short, swaps and foreign currency translations	(4,235,440)	510,906
Net increase/decrease in net assets from operations	(2,178,945)	240,671

Distributions to shareholders from:
Return of capital – Class I	(1,255,258)	(399,491)
Return of capital – Investor Class	(3,999)	(3,550)
Total distributions	(1,259,257)	(403,041)

Capital share transactions
Class I
Proceeds from sales of Fund shares	55,878,864	49,201,234
Proceeds from reinvestment of distributions	1,228,778	394,214
Cost of Fund shares redeemed	(15,807,840)	(5,930,823)
Net increase in net assets from capital share transactions	41,299,802	43,664,625

Investor Class
Proceeds from sales of Fund shares	103,000	250,000
Proceeds from reinvestment of distributions	3,999	3,550
Cost of Fund shares redeemed	—	—
Net increase in net assets from capital share transactions	106,999	253,550
Total increase in net assets	37,968,599	43,755,805

NET ASSETS:
Beginning of period/year	61,539,451	17,783,646
End of period/year	$99,508,050	$61,539,451
Accumulated net investment loss	$(75,563)	$(297,686)

Changes in shares outstanding
Class I
Shares sold	3,885,167	3,207,589
Shares issued to holders in reinvestments of dividends	87,608	25,356
Shares redeemed	(1,090,165)	(386,669)
Net increase	2,882,610	2,846,276

Investor Class
Shares sold	7,272	15,470
Shares issued to holders in reinvestments of dividends	286	227
Shares redeemed	—	—
Net increase	7,558	15,697

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

For the Six Months Ended June 30, 2018
Statement of Cash Flows (unaudited)

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(2,178,945)
Adjustments to net decrease in net assets from operations
Purchases of investment securities	(66,554,517)
Sales of investment securities	25,844,571
Proceeds on securities sold short	12,233,633
Purchases to cover securities sold short	(9,572,900)
Sales of short-term investments, net	(1,843,055)
Net realized gains on investments	(2,278,399)
Net change in unrealized appreciation/depreciation on investments, securities sold short,
swaps and foreign currency transactions	4,235,440
Return of capital distributions received from investments in master limited partnerships	1,060,104
Amortization and accretion of premium and discount	(22,004)
Prepaid expenses	17,529
Dividends, dividend reclaims, and interest receivable	(99,395)
Distribution (12b-1) and service fees payable	253
Trustee fees and related expenses payable	(365)
Accounting and administration fees	(80)
Custodian fees payable	(2,862)
Printing expense payable	4,350
Investment advisory fee payable	4,881
Other accrued expenses	(1,983)
Professional fees payable	(20,135)
Deposit with broker for securities sold short	83,153
Deposit from broker for swaps	(42,889)
Payable for interest on securities sold short	5,871
Net cash provided by operating activities	(39,127,744)

Cash Flows from Financing Activities
Proceeds from shares sold	55,932,064
Payment on shares redeemed	(15,807,840)
Cash distributions paid to Shareholders	(26,480)
Net cash used in financing activities	40,097,744
Net increase in cash	$970,000

Beginning Balance	1,445,000
Ending Balance	$2,415,000

Supplemental information
Cash paid for interest	$732,917
Non-cash financing activities – distributions reinvested	1,232,777
Non-cash financing activities – increase in receivable for Fund shares sold	49,800

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a share outstanding throughout each period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Class I

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(unaudited)		2017	2016		2015	2014	2013
Net asset value, beginning of period/year	$15.44		$15.81	$13.73		$17.62	$16.37	$14.51

Income from investment operations:
Net investment loss(1)	—	*	(0.19)	(0.13)		(0.50)	(0.44)	(0.29)
Net realized and unrealized
gain (loss) on investments	(0.76)		0.09	2.33		(3.30)	3.41	3.16
Total from investment operations	(0.76)		(0.10)	2.20		(3.80)	2.97	2.87

Distributions paid to shareholders from:
Net investment income	—		—	(0.12)		(0.09)	(1.72)	(1.01)
Return of capital	(0.21)		(0.27)	—		—	—	—
Total from distributions	(0.21)		(0.27)	(0.12)		(0.09)	(1.72)	(1.01)
Net increase (decrease) in net asset value	(0.97)		(0.37)	2.08		(3.89)	1.25	1.86
Net asset value, end of period/year	$14.47		$15.44	$15.81		$13.73	$17.62	$16.37
Total return	(4.90	)%(4)	(0.68)%	16.14%		(21.54)%	18.69%	20.06%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$99,170		$61,295	$17,781		$15,695	$24,221	$35,037
Ratios of expenses to average net assets:
Before expense reimbursement	3.66	%(3)(5)	5.62%	3.59	%(2)	4.95%	3.87%	2.90%
After expense reimbursement	3.36	%(3)(5)	4.12%	2.14	%(2)	N/A	N/A	N/A
Ratios of net investment loss to average net assets:
Before fees waived and expenses reimbursed	(0.32	)%(3)(5)	(2.73)%	(2.28	)%(2)	(3.11)%	(2.47)%	(1.64)%
After fees waived and expenses reimbursed	(0.02	)%(3)(5)	(1.23)%	(0.83	)%(2)	N/A	N/A	N/A
Portfolio turnover rate excluding
securities sold short transactions	37	%(4)	13%	53%		49%	25%	102%
Portfolio turnover rate including
securities sold short transactions	34	%(4)	87%	N/A		N/A	N/A	N/A
_____________________

Portfolio turnover is calculated for the Fund as a whole.
(1)	Per share investment loss has been calculated using the average shares method.
(2)
Effective February 1, 2016, the Investment Manager entered into a contractual agreement to waive fees and reimburse expenses so that the total annual operating expenses for the Fund do not exceed 2.00% of average daily net assets.  See Note 3.  Due to the contractual waiver not being effective in January 2016, the Fund’s expense ratio is above 2.00% for the Class I Shares for the year ended December 31, 2016.

(3)
Effective January 1, 2018, the Investment Manager entered into a contractual agreement to waive fees and reimburse expenses so that the total annual operating expenses for the Fund do not exceed 1.50% of average daily net assets.  See Note 3.  On April 29, 2018 the Investment Manager amended the agreement to annual operating expenses from 1.50% to 1.25% of average daily net assets.  Due to the contractual waiver not being effective until April 29, 2018, the Fund’s expense ratio is above 1.25% for the Class I Shares for the six months ended June 30, 2018.

(4)	Not annualized.
(5)	Annualized.
*	Amount represents less than $0.01 per share

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a share outstanding throughout each period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Investor Class

	Six Months Ended			October 18, 2016(1)
	June 30, 2018		Year ended	Through
	(unaudited)		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$15.42		$15.82	$15.75

Income from investment operations:
Net investment loss(2)	(0.03)		(0.25)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.76)		0.08	0.20
Total from investment operations	(0.79)		(0.17)	0.18

Distributions paid to shareholders from:
Net investment income	—		—	(0.11)
Return of capital	(0.18)		(0.23)	—
Total from distributions	(0.18)		(0.23)	(0.11)
Net increase (decrease) in net asset value	(0.97)		(0.40)	0.07
Net asset value, end of period/year	$14.45		$15.42	$15.82
Total return	(5.07	)%(4)	(1.11)%	0.53	%(4)

Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$338		$245	$3
Ratios of expenses to average net assets:
Before expense reimbursement	4.08	%(3)(5)	6.51%	4.33	%(5)
After expense reimbursement	3.78	%(3)(5)	4.69%	2.40	%(5)
Ratios of net investment loss to average net assets:
Before fees waived and expenses reimbursed	(0.74	)%(3)(5)	(3.45)%	(2.56	)%(5)
After fees waived and expenses reimbursed	(0.43	)%(3)(5)	(1.63)%	(0.59	)%(5)
Portfolio turnover rate excluding securities sold short transactions	37	%(4)	13%	53%
Portfolio turnover rate including securities sold short transactions	34	%(4)	87%	N/A
_____________________

Portfolio turnover is calculated for the Fund as a whole.
(1)	Commencement of operations.
(2)	Per share investment loss has been calculated using the average shares method.
(3)
Effective January 1, 2018, the Investment Manager entered into a contractual agreement to waive fees and reimburse expenses so that the total annual operating expenses for the Fund do not exceed 1.90% of average daily net assets.  See Note 3.  On April 29, 2018 the Investment Manager amended the agreement to annual operating expenses from 1.90% to 1.65% of average daily net assets.  Due to the contractual waiver not being effective until April 29, 2018, the Fund’s expense ratio is above 1.65% for the Investor Class Shares for the six months ended June 30, 2018.

(4)	Not annualized.
(5)	Annualized.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited)

1.  ORGANIZATION

EIP Growth and Income Fund (the “Fund”) is a diversified series of EIP Investment Trust (the “Trust”), a Delaware statutory trust.  The Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 22, 2006. Energy Income Partners, LLC (the “Manager” or “Adviser”) serves as the Fund’s investment adviser. On October 14, 2016, Fund shares were registered under the Securities Act of 1933. The Fund offers two classes of shares: Class I and Investor Class.

The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund’s investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited) – continued

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of June 30, 2018 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2018	Price	Inputs	Inputs
ASSETS
Master Limited Partnerships	$36,760,229	$36,760,229	$—	$—
United States Common Stock	42,542,212	42,542,212	—	—
Canadian Common Stock	9,719,688	9,719,688	—	—
Hong Kong Common Stock	1,903,636	756,597	1,147,039	—
United States Treasury Obligations	45,074,609	—	45,074,609	—
Short Term Investments	3,905,150	3,905,150	—	—
Restricted Cash	2,415,000	—	—	—
Other Financial Instruments*
Equity Contracts – Swaps	447,433	—	447,433	—
Total	$142,767,957	$93,683,876	$46,669,081	$—
LIABILITIES
Other Financial Instruments*
Equity Contracts – Swaps	(2,678)	—	(2,678)	—
Securities Sold Short	(44,985,664)	—	(44,985,664)	—
Total	$(44,988,342)	$—	$(44,988,342)	$—

*
Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while the securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Levels 1, 2 or 3 during the six months ended June 30, 2018. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited) – continued

preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Short Sales of Securities: The Fund engages in short sales of U.S. Treasury securities in order to hedge the Fund’s exposure to increases in interest rates. The Fund may also engage in short sale transactions of equity and other fixed-income securities for investment, speculative, and hedging purposes. To effect such a transaction, the Fund must borrow the security it sells short (such as a U.S. Treasury security) to make delivery of that security to the buyer. The Fund is then obligated to replace, or cover, the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the lender, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund’s maximum bond price risk under a short bond arrangement is theoretically unlimited. The Fund generally will realize a gain if the price of the security declines in price between those dates.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at June 30, 2018 by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for
as hedging instruments	Statement of Assets		Statement of Assets
	and Liabilities Location	Value	and Liabilities Location	Value
Equity Contracts – Swaps	Appreciation on swaps	$447,433	Depreciation on swaps	$2,678
Total		$447,433		$2,678

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Derivatives not accounted for
as hedging instruments
		Net Realized	Net Change in Unrealized
	Location of Gain/(Loss)	Gain/(Loss)	Appreciation/Depreciation
	on Derivatives	on Derivatives	on Derivatives
Type of Derivative Risk	Recognized in Income	Recognized in Income	Recognized in Income
Equity Contracts – Swaps	Net realized gain/(loss) on swaps/
Net change in unrealized
	appreciation/depreciation on swaps	$(215,358)	$513,945
Total		$(215,358)	$513,945

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain payables and/or receivables with collateral held and/or posted to create one single payment. The provisions of the ISDA Master Agreement typically permit a single net payment by the non-defaulting party in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited) – continued

Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives, such as securities sold short, or by agreement between the Fund and the counterparty in the case of OTC derivatives. For the Fund, its OTC swap counterparty required an initial collateral balance equaling 20% of the initial notional value of the swaps for the six months ended June 30, 2018. Additional collateral requirements are calculated by netting the mark to market amount for each transaction and comparing that amount to the value of any collateral currently pledged by the Fund to the counterparty (and vice versa). In the case of exchange traded and centrally cleared derivatives, for which the broker or clearing house establishes minimum margin requirements, brokers can ask for margining in excess of the minimum established by the relevant clearing house in certain circumstances. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Restricted Cash. In the case of OTC derivatives, generally the amount of collateral due from or to a party has to exceed a minimum threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 6 “Counterparty Risk”. The Fund’s ISDA Master Agreement provides for the bilateral right of counterparties to terminate derivative contracts prior to maturity due to certain defined Events of Default (including but not limited to failure to pay or deliver or breach of agreement) or defined Termination Events (including but not limited to illegality, tax events or credit events), which could cause the Fund to accelerate payment of any net liability owed to the counterparty.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities:

The following table, as of June 30, 2018, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to a master netting agreement or an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.  For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities:

			Gross Amounts not offset in the
Assets			Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Received	Received	Net Amounts(1)
Total Return Equity Swaps
BNP Paribas	$447,433	$(2,678)	$—	$—	$444,755
	$447,433	$(2,678)	$—	$—	$444,755

			Gross Amounts not offset in the
Liabilities			Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Pledged	Pledged	Net Amounts(2)
Total Return Equity Swaps
BNP Paribas	$2,678	$(2,678)	$—	$—	$—
Securities Sold Short
BNP Paribas	44,985,664	—	44,985,664	—	—
	$44,988,342	$(2,678)	$44,985,664	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

(1)	Net amount represents the net amount receivable from the counterparty in the event of a default.
(2)	Net amount represents the net amount payable to the counterparty in the event of a default.

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited) – continued

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. During the six months ended June 30, 2018, the Fund held no futures contracts where the underlying currency is long. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the six months ended June 30, 2018 the Fund did not transact in futures contracts.

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain (loss) on investments shown on the Statement of Operations.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/depreciation on foreign currency transactions shown on the Statement of Operations.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk

EIP Growth and Income Fund
June 30, 2018

Notes to Financial Statements (unaudited) – continued

that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of June 30, 2018 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the six months ended June 30, 2018, the average volume of long Total Return Equity Swaps was $7,860,655 based on the quarterly notional amount. For the six months ended June 30, 2018, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income and expense is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Dividends and Distributions: The Fund intends to distribute all or substantially all of its investment company taxable income quarterly (computed without regard to the deduction for dividends paid), if any, and net capital gain annually, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The tax character of distributions paid during the calendar six months ended June 30, 2018 was as follows:

Ordinary Income	$—
Long-Term Capital Gains	$—
Return of Capital	$1,259,257

The tax character of distributions paid during the calendar year ended December 31, 2017 was as follows:

Ordinary Income	$—
Long-Term Capital Gains	$—
Return of Capital	$403,041

The Fund has a tax year end of June 30. As of June 30, 2018, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$—
Capital Loss Carryforward	$—
Post October Loss –
Capital & Foreign Currency	$21,783

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax accounting differences relating to the tax year ended June 30, 2018 have been reclassified to reflect a decrease in undistributed net investment loss of $229,500, a decrease in accumulated net realized loss on investments of $53,224 and a decrease in paid in capital of $282,724. These differences are primarily due to passive loss limitations, pass through taxable income from investments and swap character reclasses. Net assets were not affected by this reclassification.

Capital Loss Carryforward: As of June 30, 2018, the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
June 2018	$—
Indefinite	—
Total	$—

During the tax year ended June 30, 2018, the Fund utilized $96,867 of capital loss carryforwards with an indefinite expiration and $2,064,534 of capital loss carryforwards with a June 2018 expiration. $12,810,270 of capital loss carrforwards with a June 2018 expiration expired.

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited) – continued

Federal Income Tax: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

As of June 30, 2018, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

	Investments	Securities Sold Short	Swaps	Total Portfolio
Tax Cost	$144,522,917	$(45,726,970)	$—	$98,795,947
Gross unrealized appreciation	1,371,400	741,306	447,433	2,560,139
Gross unrealized depreciation	(5,988,793)	—	(2,678)	(5,991,471)
Net unrealized appreciation/depreciation	$(4,617,393)	$741,306	$444,755	$(3,431,332)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

As of June 30, 2018, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Connecticut; however the Fund is not aware of any tax positions for which it is reasonably possible the total amounts of unrecognized tax benefits will change materially.

Expenses: The Fund will pay all of its own expenses incurred in its operations. Expenses are recorded on an accrual basis.

3.  INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board of the Trust. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

On January 1, 2018, the Fund and the Manager entered into an Expense Limitation Agreement through April 30, 2019.  Under the Expense Limitation Agreement, the Manager has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets.  On April 29, 2018, the Fund and the Manager amended the Agreement to reduce the total annual operating expenses from 1.50% of the Fund’s average daily net assets to 1.25% of the Fund’s average daily net assets.  For the six months ended June 30, 2018 and the year ended December 31, 2017, the ratio of expenses to average net assets before expense reimbursement excluding interest expense for the Investor Class was 2.10% and 4.22% and for Class I was 1.70% and 3.50%, respectively.  For the six months ended June 30, 2018 and the year ended December 31, 2017, the ratio of expenses to average net assets after expense reimbursement excluding interest expense for the Investor Class was 1.80% and 2.40% and for Class I was 1.40% and 2.00%, respectively.

Any waiver or reimbursement is subject to repayment by the Fund to the extent actual fees and expenses for a fiscal period are less the Fund’s expense limitation cap at the time of the waiver, provided, however that the Manager shall only be entitled to recoup such amounts for a period of three years following the date in which the fee or expense was waived or reimbursed.

Fees waived and expenses reimbursed are subject to potential recovery are as follows:

Year of Expiration	Amount
2019	$240,337
2020	$361,216
2021	$114,974

U.S. Bank N.A. serves as custodian for the Fund and had custody of all securities and cash of the Fund and attended to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provided certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited) – continued

USBFS also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund paid USBFS the minimum fee of $78,000/year ($6,500/month), in addition to certain out-of-pocket expenses.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class. The plan provides that the Fund will pay the Distributor or the Adviser at an annual rate of 0.25% of the average daily net assets of Investor Class shares. No distribution fees are paid by Class I shares. These fees may be used to compensate any person for services or expenses incurred that are primarily intended to result in the sale of the Investor Class shares. These fees may also be used to compensate selling firms for providing personal and account maintenance services to shareholders of Investor Class shares. The Fund did not pay any commissions or other compensation, other than 12b-1 fees, to financial intermediaries or distributors during the Fund’s most recent six months ended June 30, 2018.

The Fund pays each member of the Board of Trustees who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Disinterested Trustees”) an annual retainer fee of $25,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Independent Trustees for special in-person board or non-regular committee meetings and special telephonic board or non-regular committee meetings, respectively.

4.  PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
U.S. Government Securities	$12,266,172	$9,580,518
Other Investment Securities	$71,515,563	$33,554,354

	Proceeds	Purchases to
	from Securities	Cover Short
	Sold Short	Positions
U.S. Government Securities	$12,233,633	$9,572,900

5.  SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers two classes of shares.

6.  INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Counterparty Risk

Some of the markets in which the Fund effects its transactions are OTC markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund

EIP Growth and Income Fund

June 30, 2018
Notes to Financial Statements (unaudited) – continued

to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Please see the Prospectus and the Statement of Additional Information of the Fund for further information regarding these and other risks.

7.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment.

EIP Growth and Income Fund

June 30, 2018
Additional Information (unaudited)

Form N-Q: The Trust files complete Portfolio of Investments for the Fund with the SEC for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q’s are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov.

The Fund’s Proxy Voting Record for the most recent twelve month period ended June 30 (which is filed by August 31 of each year) is available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACT:

The Board of Trustees, including each of the Independent Trustees, considered and approved the continuation of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on May 30, 2018.

In considering the renewal of the Advisory Agreement and reviewing the materials, the Board was assisted by counsel to the Trust and to the Independent Trustees and by representations of the Adviser.

The Trustees examined the Adviser’s ability to provide high quality investment management services to the Fund.  The Trustees considered the qualifications and experience of the Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at the Adviser who provide services to the Fund.  The Trustees also considered the Adviser’s investment philosophy and research and decision-making processes, its ability to attract and retain capable research and advisory personnel and the costs associated with retaining such personnel, the capability of the Adviser’s senior management and staff, and the level of skill required to manage the Fund.  In addition, the Trustees discussed with the Adviser information about the Adviser’s risk management process.

The Trustees reviewed the nature, cost, scope and quality of the Adviser’s services under the Advisory Agreement.  The Trustees considered that these services include providing a continuous investment program to the Fund, adhering to the Fund’s investment restrictions, and complying with regulatory obligations.  The Trustees also considered conditions that might affect the Adviser’s ability to provide high quality services to the Fund in the future under the Advisory Agreement, including the Adviser’s financial condition and operational stability.  Based on the foregoing, the Trustees concluded that the Adviser’s investment process, research capabilities and philosophy remain well suited to the Fund, given the Fund’s investment objectives and policies, and that the Adviser would be able to meet any reasonably foreseeable obligations under the Advisory Agreement and expense cap agreement.

The Trustees also reviewed information regarding the Fund’s performance over various periods ended December 31, 2017, as measured by the Fund’s Class I shares and Investor Class shares. Among other things, the Trustees reviewed comparisons of the Fund’s performance to other private and registered peer funds (some of which are advised by the Adviser) and the Advisers advised separately managed accounts (“SMAs”) product composite performance that have investment strategies similar, but not identical, to that of the Fund.  The Trustees noted that, over the one-year period, the Fund’s performance surpassed the performance of most of its peer group funds, and the performance of both of its MLP benchmarks (the Alerian MLP Total Return Index and the Wells Fargo Midstream MLP Total Return Index). The Trustees also considered that the Fund had strong performance over the longer three and five-year periods relative to its peers, and that the Fund outperformed both of its benchmarks over these periods. The Trustees discussed with the Adviser the Fund’s performance relative to the performance of other funds and accounts managed by the Adviser and considered the Adviser’s explanation for why relative performance varied.

The Trustees next considered the management fees paid by the Fund under the Advisory Agreement and the total expenses for the Fund. They reviewed information concerning the Fund’s management fee in comparison to the management fees of peer group funds. The Trustees noted that the Fund’s contractual management fee (before any waivers or expense reimbursements) was in line with the contractual management fees of the other funds in the peer group. The Trustees also considered that the Adviser had agreed to waive its management fee and/or reimburse expenses of the Fund to the extent that the Fund’s total annual operating expenses (excluding certain expenses) exceed 1.25% through April 29, 2019.

The Trustees also considered information regarding management fees charged by the Adviser to other fund clients, as well as SMAs and unified managed accounts (“UMAs”) advised by the Adviser.  The Trustees observed that the Adviser earns a lower fee from certain sub-advised funds, and also took into account that, in comparison to the Fund, the Adviser’s responsibilities with respect to these sub-advised funds are less extensive.  The Trustees noted that SMAs also

EIP Growth and Income Fund

June 30, 2018
Additional Information (unaudited) – continued

pay a lower fee, and considered that, as with the sub-advised funds, the services the Adviser provides to SMAs are different in nature than the services provided to the Fund.  The Trustees also considered that the UMAs pay a lower fee, and that such accounts are only provided with a model, rather than regular advisory, trading and accounting services.

In addition, the Trustees reviewed the Adviser’s estimates of expenses to be incurred by the Fund in 2018 and compared the total expense ratio of the Fund in 2017 to the total expense ratio of registered peer funds for the same period.  The Trustees noted that, while the Fund had a higher expense ratio than its peers, the disparity was primarily driven by the Fund’s small size relative to the peer funds.  The Trustees also considered that the Adviser’s contractual obligation to cap the Fund’s expenses lowers the amount of Fund expenses incurred by shareholders.

The Trustees considered information about the profitability of the Advisory Agreement to the Adviser, noting that, because of the Adviser’s contractual obligation to cap Fund expenses, the Adviser also had reimbursed Fund expenses of approximately $179,000.  The Trustees evaluated the benefits of the advisory relationship to the Adviser. This evaluation included, among other considerations, the direct and indirect benefits that the Adviser may receive from its relationship with the Fund, including any “fallout benefits” to the Adviser, such as “soft dollar” credits the Adviser receives from directing brokerage commissions to certain brokers. The Trustees noted that they review and discuss with the Adviser reports regarding the Fund’s brokerage commissions and soft dollar arrangements quarterly. The Trustees determined that the benefits to the Adviser from these “soft dollar” credits were reasonable, that the Fund also benefited from them, and that the credits were consistent with the soft dollar benefits typically derived by investment advisers to mutual funds.

The Trustees concluded that the current management fee for the Fund represents reasonable compensation in light of the nature and quality of the Adviser’s services to the Fund, the fees paid by competitive mutual funds, and the costs incurred by the Adviser in providing services to the Fund.

The Trustees also considered the extent to which economies of scale might be realized by the Adviser if the assets of the Fund were to grow.  The Trustees determined that it does not appear that the Adviser is realizing benefits from economies of scale in managing the Fund at the time, due to the Fund’s small size and the Adviser’s contractual obligation to waive advisory fees and cap Fund expenses.

In its deliberations with respect to these matters, the full Board, including the Independent Trustees, was advised by counsel to the Trust and the Independent Trustees.  The Independent Trustees considered the Advisory Agreement in Executive Session, as well as in the presence of the full Board.  The Trustees weighed the foregoing matters in light of the advice given by Trust counsel and counsel to the Independent Trustees as to the law applicable to the review of investment advisory contracts.  In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all of the matters considered.  The Trustees judged the terms and conditions of the Advisory Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgement, that they were satisfied with the quality of investment advisory services provided by the Adviser, that the fees to be paid to the Adviser under the Advisory Agreement were fair and reasonable, given the scope and quality of the services rendered by the Adviser, and that approval of the Advisory Agreement was in the best interest of the Fund and its shareholders.

EIP Growth and Income Fund

June 30, 2018
Additional Information (unaudited) – continued

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Number of
	Term of		Portfolios in
	Office(1) and		Fund Complex	Other Trusteeships/
Name, Address, Age and	Length of	Principal Occupation(s)	Overseen	Directorships
Position(s) with Trust	Time Served	During Past Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES

Salvatore Faia	Since	President and Chief Executive	One	None
DOB: December 1962	December	Officer, Vigilant Compliance,
c/o EIP Investment Trust	2005	LLC (mutual fund and
10 Wright Street		investment adviser compliance
Westport, CT 06880		company) (since August 2004).
Trustee

Arnold Reichman	Since	Co-Founder and Chief Executive	One	Chairman of the
DOB: May 1948	February	Officer of Lifebooker LLC		Board of the RBB
c/o EIP Investment Trust	2015	(an e-commerce company)		Fund, Inc.
10 Wright Street		(2007-2016)		(an open-ended
Westport, CT 06880				management
Trustee				investment
company operating
27 portfolios)
(since 1995).

INTERESTED TRUSTEES

James J. Murchie(2)	Since	Principal, President and Chief	One	None
DOB: November 1957	July	Executive Officer, Energy Income
c/o EIP Investment Trust	2006	Partners, LLC (since 2006).
10 Wright Street
Westport, CT 06880
Trustee and President

OFFICERS WHO ARE NOT TRUSTEES

Linda Longville	Since	Principal and Chief Financial	N/A	N/A
DOB: July 1958	July	Officer, Energy Income
c/o EIP Investment Trust	2006	Partners, LLC (since 2006).
10 Wright Street
Westport, CT 06880
Treasurer and Principal
Financial and
Accounting Officer

EIP Growth and Income Fund

June 30, 2018
Additional Information (unaudited) – continued

Number of
	Term of		Portfolios in
	Office(1) and		Fund Complex	Other Trusteeships/
Name, Address, Age and	Length of	Principal Occupation(s)	Overseen	Directorships
Position(s) with Trust	Time Served	During Past Five Years	by Trustee	Held by Trustee

OFFICERS WHO ARE NOT TRUSTEES

Nandita Hogan	Since	Chief Compliance Officer (since 2015)	N/A	N/A
DOB: December 1971	December	and Compliance Manager (2014 to
c/o EIP Investment Trust	2015	2015), Energy Income Partners, LLC;
10 Wright Street		Chief Compliance Officer, Breeden
Westport, CT 06880		Capital Management (2009-2013);
Chief Compliance Officer,		Chief Compliance Officer, Serengeti
Chief Legal Officer and		Asset Management, LLC
Anti-Money Laundering		(2013 to 2014).
Compliance Officer
Secretary
______________________________________________

(1)
Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Except as otherwise provided by law, the Trust’s Declaration of Trust or Bylaws, the President and the Treasurer hold office until his or her resignation has been accepted by the Trustees or until his or her respective successor has been duly elected and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. All other officers hold office at the pleasure of the Trustees.

(2)	Mr. Murchie is deemed an “interested person” of the Fund due to his positions of Principal of the Manager and President of the Fund and due to his beneficial ownership of interests in the Manager.

The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and is available, without charge, upon request and on the SEC’s website (http://www.sec.gov).

(This Page Intentionally Left Blank.)

EIP Growth and Income Fund

INVESTMENT MANAGER
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

SHAREHOLDER SERVICES
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53202

LEGAL COUNSEL
Bryan Cave Leighton Paisner LLP
One Metropolitan Square
211 North Broadway, Suite 3600
St. Louis, MO 63102

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  _EIP Investment Trust

By (Signature and Title)      /s/ James Murchie
James Murchie, Principal Executive Officer/President

Date    8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title       /s/ James Murchie
James Murchie, Principal Executive Officer/President

Date    8/29/2018

By (Signature and Title)      /s/ Linda Longville
Linda Longville, Treasurer and Principal Financial and Accounting Officer

Date    8/29/2018